STOCKHOLDER'S EQUITY (JGWPT Holdings Inc.) (Details) (USD $)	Sep. 30, 2013
STOCKHOLDER'S EQUITY
Common stock, authorized shares	1,000
Common stock, par value (in dollars per share)	$ 0.00001
Common stock, shares issued	0
Common stock, shares outstanding	0